Earnings Per Share (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Earnings Per Share [Abstract]
Net income	$ 4,464,556	$ 5,956,665
Weighted average basic and diluted computation shares outstanding:
Shares issued in reverse recapitalization	7,932,567	7,500,000
Shares outstanding post recapitalization
Weighted average basic and diluted shares outstanding	$ 7,932,567	$ 7,500,000
Basic and diluted net income (loss) per share	$ 0.56	$ 0.79